Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Schedule of fair value assets measured on a recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust at December 31, 2020:
Money market fund	$109,742,246	$—	$—
	$109,742,246	$—	$—

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust at December 31, 2019:
U.S. Treasury Securities	$161,991,526	$—	$—
Money market funds	28,383	—	—
	$162,019,909	$—	$—

Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of fair value assets measured on a recurring basis

		December 31, 2020		December 31, 2019
	Hierarchy	Carrying	Fair Value	Carrying	Fair Value
	(dollars in thousands)
Liabilities:
Construction loans (1)	Level 2	$67,757	$67,757	$92,640	$92,640
Revolving credit facility (1)	Level 2	$140,142	$140,142	$8,680	$8,680
EB-5 notes payable (2)	Level 2	$59,216	$59,216	$95,010	$95,010
Loans payable (2)	Level 2	$5,144	$5,144	$—	$—
(1)	Carrying amount approximates fair value due to the variable interest rate terms of these loans.
(2)	Carrying amount approximates fair value due to recent issuances of debt having similar characteristics, including interest rate.